Loss from Discontinued Operations (Detail) (USD $)	3 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations [Line Items]
Revenues						$ 1,936,607	$ 391,714
Expenses						(1,531,304)	(744,856)
Depreciation and amortization						(1,546,607)	(292,548)
Loss from discontinued operations	$ (161,466)	$ (303,702)	$ (327,912)	$ (348,224)	$ (645,690)	$ (1,141,304)	$ (645,690)